PIONEER
                             -----------------------
                                    LARGE CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     9/30/02

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Schedule of Investments                       3
Financial Statements                          8
Notes to Financial Statements                12
Trustees, Officers and Service Providers     18

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Pioneer Large Cap Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)
--------------------------------------------------------------------------------


Shares                                                              Value
           COMMON STOCKS - 100.0%
           Energy - 3.8%
           Integrated Oil & Gas - 1.9%
    400    Occidental Petroleum Corp.                          $   11,352
    250    Royal Dutch Petroleum Co.                               10,043
                                                               ----------
                                                               $   21,395
                                                               ----------
           Oil & Gas Exploration & Production - 1.9%
    250    Anadarko Petroleum Corp.                            $   11,135
    130    Murphy Oil Corp.                                        10,669
                                                               ----------
                                                               $   21,804
                                                               ----------
           Total Energy                                        $   43,199
                                                               ----------
           Materials - 1.5%
           Diversified Metals & Mining - 0.6%
    450    Freeport-McMoRan Copper & Gold, Inc. (Class B)*     $    6,057
                                                               ----------
           Paper Products - 0.9%
    300    Bowater, Inc.                                       $   10,590
                                                               ----------
           Total Materials                                     $   16,647
                                                               ----------
           Capital Goods - 6.1%
           Aerospace & Defense - 0.7%
     65    Northrop Grumman Corp.                              $    8,063
                                                               ----------
           Electrical Components & Equipment - 4.3%
  2,000    General Electric Co.                                $   49,300
                                                               ----------
           Industrial Conglomerates - 1.1%
     60    3M Company                                          $    6,598
    400    Tyco International Ltd.                                  5,640
                                                               ----------
                                                               $   12,238
                                                               ----------
           Total Capital Goods                                 $   69,601
                                                               ----------
           Commercial Services & Supplies - 2.1%
           Data Processing Services - 1.5%
    200    Automatic Data Processing, Inc.                     $    6,954
    325    Concord EFS, Inc.*                                       5,161
    200    First Data Corp.                                         5,590
                                                               ----------
                                                               $   17,705
                                                               ----------
           Diversified Commercial Services - 0.6%
    150    H & R Block, Inc.                                   $    6,302
                                                               ----------
           Total Commercial Services & Supplies                $   24,007
                                                               ----------

The accompanying notes are an integral part of these financial statements.    3

Pioneer Large Cap Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)                        (continued)
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
Shares                                                        Value
           Transportation - 1.5%
           Railroads - 0.6%
    175    Canadian National Railway Co.                 $    6,535
                                                         ----------
           Trucking - 0.9%
    175    United Parcel Service                         $   10,943
                                                         ----------
           Total Transportation                          $   17,478
                                                         ----------
           Automobiles & Components - 0.7%
           Auto Parts & Equipment - 0.7%
     75    SPX Corp.*                                    $    7,568
                                                         ----------
           Total Automobiles & Components                $    7,568
                                                         ----------
           Consumer Durables & Apparel - 0.5%
           Apparel, Accessories & Luxury Goods - 0.5%
    350    TJX Companies, Inc.                           $    5,950
                                                         ----------
           Total Consumer Durables & Apparel             $    5,950
                                                         ----------
           Hotels Restaurants & Leisure - 1.6%
           Casinos & Gaming - 0.7%
    150    Harrah's Entertainment Inc.*                  $    7,232
                                                         ----------
           Restaurants - 0.9%
    600    McDonald's Corp.                              $   10,596
                                                         ----------
           Total Hotels Restaurants & Leisure            $   17,828
                                                         ----------
           Media - 0.5%
           Advertising - 0.5%
    100    Omnicom Group                                 $    5,568
                                                         ----------
           Total Media                                   $    5,568
                                                         ----------
           Retailing - 11.0%
           Computer & Electronics Retail - 0.6%
    300    Best Buy Co., Inc.*                           $    6,693
                                                         ----------
           Department Stores - 0.5%
    100    Kohl's Corp.*                                 $    6,081
                                                         ----------
           General Merchandise Stores - 6.3%
    250    Family Dollar Stores, Inc.                    $    6,720
    200    Target Corp.                                       5,904
  1,200    Wal-Mart Stores, Inc.                             59,088
                                                         ----------
                                                         $   71,712
                                                         ----------

4    The accompanying notes are an integral part of these financial statements.
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Pioneer Large Cap Growth Fund
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--------------------------------------------------------------------------------

Shares                                                    Value
             Home Improvement Retail - 2.3%
     450     Home Depot, Inc.                        $   11,745
     350     Lowe's Companies, Inc.                      14,490
                                                     ----------
                                                     $   26,235
                                                     ----------
             Specialty Stores - 1.3%
     250     Bed Bath & Beyond, Inc.*                $    8,143
     300     Tiffany & Co.                                6,429
                                                     ----------
                                                     $   14,572
                                                     ----------
             Total Retailing                         $  125,293
                                                     ----------
             Food & Drug Retailing - 4.6%
             Drug Retail - 2.2%
     500     CVS Corp.                               $   12,675
     400     Walgreen Co.                                12,304
                                                     ----------
                                                     $   24,979
                                                     ----------
             Food Distributors - 1.7%
     200     Amerisourcebergen Corp.                 $   14,284
     200     McKesson HBOC, Inc.                          5,666
                                                     ----------
                                                     $   19,950
                                                     ----------
             Food Retail - 0.7%
     150     Wm. Wrigley Jr., Co.                    $    7,424
                                                     ----------
             Total Food & Drug Retailing             $   52,353
                                                     ----------
             Food Beverage & Tobacco - 3.1%
             Distillers & Vintners - 1.3%
     300     Anheuser-Busch Companies, Inc.          $   15,180
                                                     ----------
             Soft Drinks - 1.8%
     300     The Coca-Cola Co.                       $   14,388
     175     PepsiCo, Inc.                                6,466
                                                     ----------
                                                     $   20,854
                                                     ----------
             Total Food Beverage & Tobacco           $   36,034
                                                     ----------
             Household & Personal Products - 5.2%
             Household Products - 1.4%
     175     Procter & Gamble Co.                    $   15,642
                                                     ----------
             Personal Products - 3.8%
     700     Gillette Co.                            $   20,720
     400     Kimberly-Clark Corp.                        22,656
                                                     ----------
                                                     $   43,376
                                                     ----------

The accompanying notes are an integral part of these financial statements.    5

Pioneer Large Cap Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Shares                                                        Value
           Total Household & Personal Products           $   59,018
                                                         ----------
           Health Care Equipment & Services - 13.3%
           Health Care Distributors & Services - 5.2%
    500    Johnson & Johnson Co.                         $   27,040
  1,000    Wyeth, Inc.                                       31,800
                                                         ----------
                                                         $   58,840
                                                         ----------
           Health Care Equipment - 4.1%
    400    Baxter International, Inc.                    $   12,220
    250    Boston Scientific Corp.*                           7,890
    400    Guidant Corp.*                                    12,924
    400    St. Jude Medical, Inc.*                           14,280
                                                         ----------
                                                         $   47,314
                                                         ----------
           Health Care Facilities - 1.3%
    300    Tenet Healthcare Corp.*                       $   14,850
                                                         ----------
           Managed Health Care - 2.7%
    250    Anthem, Inc.*                                 $   16,250
    200    Wellpoint Health Networks Inc.*                   14,660
                                                         ----------
                                                         $   30,910
                                                         ----------
           Total Health Care Equipment & Services        $  151,914
                                                         ----------
           Pharmaceuticals & Biotechnology - 12.3%
           Biotechnology - 6.0%
    600    Amgen, Inc.*                                  $   25,020
    250    MedImmune, Inc.*                                   5,218
  1,000    Pharmacia Corp.                                   38,880
                                                         ----------
                                                         $   69,118
                                                         ----------
           Pharmaceuticals - 6.3%
    100    Forest Laboratories Inc.*                     $    8,201
  2,200    Pfizer, Inc.                                      63,844
                                                         ----------
                                                         $   72,045
                                                         ----------
           Total Pharmaceuticals & Biotechnology         $  141,163
                                                         ----------
           Banks - 1.8%
           Banks - 1.8%
    200    The Bank of New York Co., Inc.                $    5,748
    300    Wells Fargo & Co.                                 14,448
                                                         ----------
                                                         $   20,196
                                                         ----------
           Total Banks                                   $   20,196
                                                         ----------

6    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
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--------------------------------------------------------------------------------

Shares                                                   Value
           Diversified Financials - 5.0%
           Diversified Financial Services - 5.0%
    400    American Express Co.                       $ 12,472
    400    Citigroup, Inc.                              11,860
    200    Federal National Mortgage Association        11,908
    150    Moody's Corp.                                 7,275
    200    Merrill Lynch & Co., Inc.                     6,590
     80    SLM Holdings Corp.                            7,451
                                                      --------
                                                      $ 57,556
                                                      --------
           Total Diversified Financials               $ 57,556
                                                      --------
           Insurance - 2.2%
           Multi-Line Insurance - 2.2%
    450    American International Group, Inc.         $ 24,615
                                                      --------
           Total Insurance                            $ 24,615
                                                      --------
           Software & Services - 11.7%
           Application Software - 10.9%
    225    Affiliated Computer Services Inc.*         $  9,574
    350    Adobe Systems, Inc.                           6,685
    500    Cadence Design System Inc.*                   5,085
    100    Electronic Arts, Inc.*                        6,596
  1,400    Microsoft Corp.*                             61,166
  1,400    Oracle Corp.*                                11,004
  1,000    Rational Software Corp.*                      4,320
    175    Synopsys, Inc.*                               6,676
    225    Symantec Corp.*                               7,576
    400    Veritas Software Corp.*                       5,884
                                                      --------
                                                      $124,566
                                                      --------
           Systems Software - 0.8%
    450    SunGard Data Systems, Inc.*                $  8,753
                                                      --------
           Total Software & Services                  $133,319
                                                      --------
           Technology Hardware & Equipment - 10.7%
           Computer Hardware - 1.4%
    500    Hewlett-Packard Co.                        $  5,835
    175    IBM Corp.                                    10,218
                                                      --------
                                                      $ 16,053
                                                      --------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Large Cap Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
           Computer Storage & Peripherals - 1.0%
    925    EMC Corp.*                                   $    4,227
    150    Lexmark International Group, Inc.*                7,050
                                                        ----------
                                                        $   11,277
                                                        ----------
           Electronic Equipment & Instruments - 0.5%
    750    Flextronics International, Ltd.*             $    5,229
                                                        ----------
           Networking Equipment - 0.3%
    450    Brocade Communications Systems Inc.*         $    3,389
                                                        ----------
           Semiconductor Equipment - 0.9%
    925    Applied Materials, Inc.*                     $   10,684
                                                        ----------
           Semiconductors - 3.6%
  2,000    Intel Corp.                                  $   27,780
    350    Micron Technology, Inc.*                          4,330
    650    Texas Instruments, Inc.                           9,601
                                                        ----------
                                                        $   41,711
                                                        ----------
           Telecommunications Equipment - 3.0%
  2,000    Cisco Systems, Inc.*                         $   20,960
    150    L-3 Communications Holdings, Inc.*                7,905
    500    Motorola, Inc.                                    5,090
                                                        ----------
                                                        $   33,955
                                                        ----------
           Total Technology Hardware & Equipment        $  122,298
                                                        ----------
           Telecommunication Services - 1.1%
           Integrated Telecom. Services - 0.6%
    600    AT&T Corp.                                   $    7,206
                                                        ----------
           Wireless Telecom. Services - 0.5%
  1,300    AT&T Wireless Services, Inc.*                $    5,349
                                                        ----------
           Total Telecommunication Services             $   12,555
                                                        ----------
           TOTAL COMMON STOCKS
           (Cost $1,351,232)(a)                         $1,144,160
                                                        ----------

*  Non-income producing security.

8    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) At September 30, 2002, the net unrealized loss on investments based on cost for federal income tax purposes of $1,351,232 was as follows:
    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                 $    2,705
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                 $ (209,777)
                                                                              ----------
    Net unrealized loss                                                       $ (207,072)
                                                                              ----------

    Purchases and sales of securities (excluding temporary cash investments) for the period ended September 30, 2002, aggregated $1,362,266 and $8,156, respectively.

The accompanying notes are an integral part of these financial statements.    9

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
BALANCE SHEET 09/30/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $1,351,232)      $1,144,160
  Cash                                                         146,990
  Receivables -
     Dividends and interest                                        996
  Due from Pioneer Investment Management, Inc.                   9,587
                                                            ----------
       Total assets                                         $1,301,733
                                                            ----------
LIABILITIES:
  Due to affiliates                                         $    3,219
  Accrued expenses                                               8,853
                                                            ----------
       Total liabilities                                    $   12,072
                                                            ----------
NET ASSETS:
  Paid-in capital                                           $1,500,000
  Accumulated net investment loss                                 (389)
  Accumulated net realized loss on investments                  (2,878)
  Net unrealized loss on investments                          (207,072)
                                                            ----------
       Total net assets                                     $1,289,661
                                                            ----------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  (Based on $1,289,661/150,000 shares)                      $     8.60
                                                            ----------
MAXIMUM OFFERING PRICE
  Class A ($8.60/94.25%)                                    $     9.12
                                                            ----------


10   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 8/22/02 (Commencement of Operations) to 9/30/2002


INVESTMENT INCOME:
  Dividends (Net of foreign taxes withheld of $4)             $1,147
  Interest                                                       409
                                                              ------
       Total investment income                                              $    1,556
                                                                            ----------
EXPENSES:
  Management fees                                             $1,122
  Transfer agent fees                                             78
  Distribution fees                                              374
  Registration fees                                            3,198
  Professional fees                                            3,259
  Administrative fees                                          3,779
  Fees and expenses of nonaffiliated trustees                    624
  Custodian fees                                               1,326
  Printing                                                     1,287
                                                              ------
       Total expenses                                                       $   15,047
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management, Inc.                         (13,102)
                                                                            ----------
       Net expenses                                                         $    1,945
                                                                            ----------
         Net investment income (loss)                                       $     (389)
                                                                            ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                          $   (2,878)
  Net unrealized loss on investments                                          (207,072)
                                                                            ----------
     Net loss on investments                                                $ (209,950)
                                                                            ----------
     Net decrease in net assets resulting from operations                   $ (210,339)
                                                                            ----------


The accompanying notes are an integral part of these financial statements.   11

Pioneer Large Cap Growth Fund
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STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the period from 8/22/02 (Commencement of Operations) to 9/30/2002


                                                                           8/22/2002
                                                                              to
                                                                           9/30/2002
                                                                          (unaudited)
FROM OPERATIONS:
Net investment income (loss)                                             $     (389)
Net realized gain (loss) on investments                                      (2,878)
Net unrealized gain (loss) on investments                                  (207,072)
                                                                         ----------
  Net increase (decrease) in net assets resulting from operations        $ (210,339)
                                                                         ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class A                                                                 $        -
                                                                         ----------
  Total distributions to shareowners                                     $        -
                                                                         ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $        -
Cost of shares repuchased                                                         -
                                                                         ----------
  Net increase in net assets resulting from fund share transactions      $        -
                                                                         ----------
  Net increase (decrease) in net assets                                  $ (210,339)
                                                                         ----------
NET ASSETS:
Beginning of period (initial capitalization - 150,000 shares)            $1,500,000
                                                                         ----------
 End of period (including accumulated net investment loss of $389)       $1,289,661
                                                                         ----------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
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FINANCIAL HIGHLIGHTS 9/30/02
--------------------------------------------------------------------------------


                                                                     8/22/2002
                                                                        to
                                                                     9/30/2002
                                                                    (Unaudited)
CLASS A (a)
Net asset value, beginning of period                                  $10.00
                                                                      ------
Increase (decrease) from investment operations:
  Net investment loss                                                 $    -(b)
  Net realized and unrealized loss on investments                      (1.40)
                                                                      ------
Net decrease from investment operations                               $(1.40)
                                                                      ------
Net decrease in net asset value                                       $(1.40)
                                                                      ------
Net asset value, end of period                                        $ 8.60
                                                                      ------
Total return*                                                         (14.00)%
Ratio of net expenses to average net assets+                            1.30%**
Ratio of net investment income (loss) to average net assets+           (0.25)%**
Portfolio turnover rate                                                    6%**
Net assets, end of period (in thousands)                              $1,290
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
    Net expenses                                                       10.08%**
    Net investment income (loss)                                       (8.81)%**
Ratios assuming waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
    Net expenses                                                        1.30%**
    Net investment income (loss)                                       (0.25)%**

(a) Class A shares were first publicly offered on August 22, 2002.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.
(b) Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.   13

Pioneer Large Cap Growth Fund
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NOTES TO FINANCIAL STATEMENTS 9/30/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Large Cap Growth Fund is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed and the Fund is informed of

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the period ended September 30, 2002.

E.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of September 30, 2002, the fund had no open futures contracts.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    daily to reflect any price fluctuation in the value of the loaned securities. At September 30, 2002, the Fund had no securities on loan.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.30% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2002, $3,072 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

Pioneer Investment Management Investment Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $78 in transfer agent fees payable to PIMSS at September 30, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attribut-

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

able to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $69 in distribution fees payable to PFD at September 30, 2002.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended September 30, 2002, the Fund's expenses were not reduced under such arrangements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
Mary K. Bush                      Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.            Vice President
Margaret B.W. Graham              Vincent Nave, Treasurer
Marguerite A. Piret               Joseph P. Barri, Secretary
Daniel T. Geraci
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.


[LOGO]
Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   12630-00-1102
                                        (C) 2002 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC
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